ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Accounts Payable and Accrued Liabilities

	December 31, 2014	December 31, 2013
	$	$

Trade accounts payable	620,826	1,450,083
Share-settled debt	-	1,348,663
Accrued liabilities	68,448	201,334
Employee payroll and severance	-	220,290
Accrued interest	4,088	558,032
	693,362	3,778,401